UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21680

                                             Virtus Total Return Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                     Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                                Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 270-7788

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE			VALUE

FOREIGN GOVERNMENT SECURITIES—4.6%

Argentine Republic PIK Interest Capitalization, 5.77% interest, 2.510% PIK, 12/31/33(13)	$	201		$	129
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(5)		162			147
RegS 7.000%, 12/1/18(5)		65			55
RegS 12.750%, 8/23/22(5)		80			80
RegS 8.250%, 10/13/24(5)		165			125
9.375%, 1/13/34		195			155
Commonwealth of Australia Series 125 6.250%, 6/15/14		210	AUD		201
Commonwealth of Canada 2.000%, 3/1/14		570	CAD		556
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15		300	NZD		260
Federative Republic of Brazil
12.500%, 1/5/22		250	BRL		130
8.500%, 1/5/24		625	BRL		255
Hellenic Republic
2.000%, 2/24/23(3)		90	EUR		76
2.000%, 2/24/27(3)		120	EUR		87
Kingdom of Norway Series 21 Treasury Bill, 0.000%, 12/18/13		1,160	NOK		192
Mongolia 144A 5.125%, 12/5/22(4)		200			171
Provincia de Neuquen 144A 7.875%, 4/26/21(4)		141			134
Republic of Colombia
12.000%, 10/22/15		215,000	COP		129
4.375%, 3/21/23		229,000	COP		108
Republic of Croatia 144A 6.375%, 3/24/21(4)		200			207
Republic of Iceland 144A 5.875%, 5/11/22(4)		175			180
Republic of Indonesia
Series FR30, 10.750%, 5/15/16		1,315,000	IDR		123
Series FR63, 5.625%, 5/15/23		905,000	IDR		63
Republic of Korea Treasury Bond, Series 1312, 3.000%, 12/10/13		103,500	KRW		96
Republic of Peru
144A 7.840%, 8/12/20(4)		170	PEN		71
RegS 6.900%, 8/12/37(5)		265	PEN		99
Republic of Philippines 4.950%, 1/15/21		5,000	PHP		124
Republic of Portugal Treasury Obligation 4.950%, 10/25/23		80	EUR		95
Republic of Slovak 144A 4.375%, 5/21/22(4)		200			206
Republic of South Africa Series R206, 7.500%, 1/15/14		2,150	ZAR		215

		PAR VALUE			VALUE

Republic of Turkey 9.000%, 3/5/14	$	305	TRY	$	152
Republic of Uruguay 4.375%, 12/15/28(11)		2,200	UYU		124
Russian Federation
144A 7.850%, 3/10/18(4)		10,000	RUB		320
Series 6207 8.150%, 2/3/27		5,780	RUB		187
United Mexican States
Series M, 6.000%, 6/18/15		3,210	MXN		254
Series M, 6.500%, 6/9/22		4,590	MXN		363
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $6,344)					5,869
MORTGAGE-BACKED SECURITIES—4.6%

Non-Agency—4.6%
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW14, AM 5.243%, 12/11/38		355			387
06-PW13, AM 5.582%, 9/11/41(3)		310			339
07- PW15, RAM 5.363%, 2/11/44		150			152
Chase Mortgage Finance Corp. 07-A1, 10A1 2.875%, 2/25/37(3)		126			115
Countrywide Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34		173			177
Countrywide Home Loan Mortgage Pass-Through-Trust 05-6, 2A1 5.500% , 4/25/35		140			130
Credit Suisse First Boston Mortgage Securities Corp. 04-CF2, 1M1, 144A 5.250%, 1/25/43(3)(4)		151			164
Extended Stay America Trust 13-ESHM, M 144A 7.625%, 12/5/19(4)		210			215
Goldman Sachs Mortgage Pass-Through- Securities Mortgage Loan Trust 06-RP1, 1A4 144A 8.500%, 1/25/36(3)(4)		136			146
Goldman Sachs Mortgage Securities Corp. II 07- GG10, A4 5.993%, 8/10/45(3)		215			238
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2, 144A 4.311%, 8/5/32(4)		300			316
07-LDP10, AM 5.464%, 1/15/49(3)		160			161
Lehman Brothers - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)		124			139
MASTR Alternative Loan Trust 04-6, 10A1 6.000%, 7/25/34		114			118
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(4)		153			160

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Non-Agency—(continued)
Merrill Lynch Mortgage Investors, Inc. 98-C1, CTL 6.750%, 11/15/26(3)	$	300	$	342
Morgan Stanley Capital I Trust 07-IQ14, AM 5.875%, 4/15/49(3)		115		117
Motel 6 Trust 12-MTLB, D, 144A 3.781%, 10/5/25(4)		170		165
Nomura Asset Acceptance Corp.
04-R1, A1, 144A 6.500%, 3/25/34(4)		189		199
04-R3, A1, 144A 6.500%, 2/25/35(4)		124		129
Residential Funding Mortgage Securities I, Inc. 05- S1, 1A2 5.500%, 2/25/35		291		292
Structured Asset Securities Corp.
03-AL1, A, 144A 3.357%, 4/25/31(4)		206		202
02-AL1, A3 3.450%, 2/25/32		410		405
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.689%, 1/25/37(3)		139		136
Wachovia Bank Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43		150		166
07-C32, A3 5.936%, 6/15/49(3)		300		334
07-C33, A5 6.123%, 2/15/51(3)		300		340
Washington Mutual Commercial Mortgage Securities Trust 06-SL1, A, 144A 5.424%, 11/23/43(3)(4)		125		123
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $5,660)				5,907
ASSET-BACKED SECURITIES—1.7%

Chase Funding Trust 02-2, 1A5 6.333%, 4/25/32(3)		157		160
Cheesecake Factory Holdings, Inc. 13-1A, A2, 144A 4.474%, 3/20/43(4)		94		94
Countrywide Asset-Backed Certificates 05-1, AF5A 5.497%, 7/25/35(3)		251		242
Fairway Outdoor Funding LLC 12-1A, A2, 144A 4.212%, 10/15/42(4)		93		92
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)		179		178
Miramax LLC 11-1A, A 144A 6.250%, 10/20/21(4)		155		161
New Century Home Equity Loan Trust 05-A, A4W 5.035%, 8/25/35(3)		174		165
Origen Manufactured Housing Contract Trust 04- B, M1 5.730%, 11/15/35(3)		104		110

		PAR VALUE			VALUE

Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(3)	$	161		$	158
Santander Drive Auto Receivables Trust 11-2, C 3.280%, 6/15/16		325			332
Security National Mortgage Loan Trust 04-1A, AF3, 144A 6.420%, 6/25/32(3)(4)		197			159
Terwin Mortgage Trust 04-15AL, A1 144A 5.775%, 7/25/34(3)(4)		90			86
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/17(4)		211			221
TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,151)					2,158

CORPORATE BONDS—31.6%

Consumer Discretionary—4.5%
Activision Blizzard, Inc. 144A 6.125%, 9/15/23(4)		160			161
American Axle & Manufacturing, Inc. 6.250%, 3/15/21		135			140
Arcelik AS 144A 5.000%, 4/3/23(4)		250			216
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(4)		250	BRL		112
Bon-Ton Department Stores, Inc. (The) 8.000%, 6/15/21		130			122
Boyd Gaming Corp. 9.000%, 7/1/20		160			174
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(4)		150			152
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)		125			139
Clear Channel Communications, Inc. 9.000%, 12/15/19		226			223
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20		260			270
Dana Holding Corp. 5.375%, 9/15/21		200			198
General Motors Co. 144A 3.500%, 10/2/18(4)		165			165
Hilton Worldwide Finance LLC (Hilton Worldwide Finance Corp.) 144A 5.625%, 10/15/21(4)		165			166
Hot Topic, Inc. 144A 9.250%, 6/15/21(4)		85			88
International Game Technology 7.500%, 6/15/19		120			140
Isle of Capri Casinos, Inc. 5.875%, 3/15/21		170			160
KOC Holding AS 144A 3.500%, 4/24/20(4)		200			170
Landry’s, Inc. 144A 9.375%, 5/1/20(4)		170			180
Live Nation Entertainment, Inc. 144A 7.000%, 9/1/20(4)		165			173
Meritor, Inc. 6.750%, 6/15/21		140			139
MGM Resorts International 6.750%, 10/1/20		160			168

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

Consumer Discretionary—(continued)
Mohegan Tribal Gaming Authority 144A 9.750%, 9/1/21(4)	$155	$	163
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	200		212
PNK Finance Corp. 144A 6.375%, 8/1/21(4)	195		200
Rent-A-Center, Inc. 144A 4.750%, 5/1/21(4)	55		51
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC) 144A 5.875%, 5/15/21(4)	50		48
ServiceMaster Co. 7.000%, 8/15/20	115		109
Sinclair Television Group, Inc. 5.375%, 4/1/21	175		167
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(4)	170		159
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	175		167
Station Casinos LLC 7.500%, 3/1/21	235		250
Taylor Morrison Communities, Inc. 144A 5.250%, 4/15/21(4)	205		192
Toll Brothers Finance Corp. 6.750%, 11/1/19	130		144
Univision Communications, Inc. 144A 8.500%, 5/15/21(4)	150		165
Virgin Media Secured Finance plc 144A 5.375%, 4/15/21(4)	200		196
Yankee Candle Co. Holdings LLC PIK Interest Capitalization 10.250%, 2/15/16(14)	100		103

			5,782

Consumer Staples—0.5%
Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(4)	90		96
Flowers Foods, Inc. 4.375%, 4/1/22	155		154
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(4)	200		191
Ingles Markets, Inc. 144A 5.750%, 6/15/23(4)	140		135

			576

Energy—4.3%
Alta Mesa Holdings LP 9.625%, 10/15/18	160		170
Atlas Pipeline Partners LP 144A 6.625%, 10/1/20(4)	70		72
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.625%, 8/1/20	35		39
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	160		175
CHC Helicopter SA 9.250%, 10/15/20	165		177
Chesapeake Energy Corp. 5.375%, 6/15/21	170		170

		PAR VALUE			VALUE

Energy—(continued)
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	$	200		$	205
Ecopetrol SA 5.875%, 9/18/23		100			104
EPL Oil & Gas, Inc. 8.250%, 2/15/18		165			175
EV Energy Partners LP 8.000%, 4/15/19		65			65
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)		102			107
Frontier Oil Corp. 6.875%, 11/15/18		235			254
Gulfmark Offshore, Inc. 6.375%, 3/15/22		155			156
Linn Energy LLC 6.500%, 5/15/19		155			150
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)		150			170
Memorial Production Partners LP 7.625%, 5/1/21		140			136
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(8)		200			184
Parker Drilling Co. 144A 7.500%, 8/1/20(4)		165			166
Petrobras Global Finance BV 4.375%, 5/20/23		150			137
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14		170			160
RegS 8.500%, 11/2/17(5)		715			650
Petroleos Mexicanos 6.000%, 3/5/20		360			400
Plains Exploration & Production Co. 6.875%, 2/15/23		160			172
QEP Resources, Inc. 6.875%, 3/1/21		110			117
QGOG Constellation SA 144A 6.250%, 11/9/19(4)		200			190
Quicksilver Resources, Inc. 7.125%, 4/1/16		80			76
Regency Energy Partners LP (Regency Energy Finance Corp.) 144A 4.500%, 11/1/23(4)		130			118
Rosneft Oil Co. ( Rosneft International Finance Ltd.) 144A 4.199%, 3/6/22(4)(8)		200			185
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(4)		135			133
Targa Resources Partners LP 6.375%, 8/1/22		169			177
Weatherford International Ltd. 9.625%, 3/1/19		105			132
Zhaikmunai LP 144A 7.125%, 11/13/19(4)		200			210

					5,532

Financials—10.7%
Air Lease Corp. 4.750%, 3/1/20		160			157
Aircastle Ltd. 7.625%, 4/15/20		130			144
Akbank TAS 144A 7.500%, 2/5/18(4)		300	TRY		135
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(5)(8)		155			171

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE			VALUE

Financials—(continued)
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)	$	230		$	224
Ally Financial, Inc. 4.750%, 9/10/18		95			95
ALROSA Finance SA 144A 7.750%, 11/3/20(4)		200			223
Avis Budget Car Rental LLC 5.500%, 4/1/23		195			181
Banco ABC Brasil SA 144A 7.875%, 4/8/20(4)		155			156
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)		260			270
Banco Bradesco SA 144A 5.900%, 1/16/21(4)		195			195
Banco do Brasil SA 144A 5.375%, 1/15/21(4)		195			187
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(4)		150			149
Banco Santander Brasil SA 144A 8.000%, 3/18/16(4)		330	BRL		138
Banco Santander Chile 144A 3.875%, 9/20/22(4)		155			143
Banco Votorantim SA 144A 7.375%, 1/21/20(4)		320			332
Bancolombia SA 5.125%, 9/11/22		165			151
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)		200			206
Bank of India
144A 3.250% 4/18/18(4)		200			191
144A 3.625%, 9/21/18(4)		200			189
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)		245			240
Brazil Loan Trust 1 144A 5.477%, 7/24/23(4)		165			170
Chubb Corp. (The) 6.375%, 3/29/67(3)		160			172
CorpGroup Banking SA 144A 6.750%, 3/15/23(4)		250			214
CPG Merger Sub LLC 144A 8.000%, 10/1/21(4)		50			51
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(4)		165			160
DuPont Fabros Technology LP 144A 5.875%, 9/15/21(4)		130			131
E*TRADE Financial Corp. 6.375%, 11/15/19		135			144
ESAL GmbH 144A 6.250%, 2/5/23(4)		200			178
Eurasian Development Bank 144A 4.767%, 9/20/22(4)		200			187
Fidelity National Financial, Inc. 5.500%, 9/1/22		40			42
Fifth Third Capital Trust IV 6.500%, 4/15/37(3)		160			159
First Niagara Financial Group, Inc.
6.750%, 3/19/20		50			58
7.250%, 12/15/21		150			175
Gazprom OAO (Gaz Capital SA) RegS 6.510%, 3/7/22(5)		275			294
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)		140			146
Genworth Holdings, Inc. 4.900%, 8/15/23		225			226

		PAR VALUE			VALUE

Financials—(continued)
GRD Holdings III Corp. 144A 10.750%, 6/1/19(4)	$	100		$	107
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (3)(4)(6)(7)		185			194
ING (U.S.), Inc. 5.650%, 5/15/53(3)		170			156
International Lease Finance Corp.
3.875%, 4/15/18		170			164
5.875%, 8/15/22		150			148
Intesa San Paolo SpA 3.125%, 1/15/16		200			200
Itau Unibanco Holding SA 144A 5.125%, 5/13/23(4)		200			184
Jefferies Group LLC 6.875%, 4/15/21		45			50
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)		200			202
Kazkommerts Bank International JSC 144A 7.875%, 4/7/14(4)		90			92
Korea Finance Corp. 4.625%, 11/16/21		200			211
Level 3 Financing, Inc. 7.000%, 6/1/20		185			188
Macquarie Group Ltd. 144A 7.625%, 8/13/19(4)		190			224
Michaels FinCo Holdings LLC (Michaels FinCo, Inc.) PIK Interest Capitalization, 144A 7.500%, 8/1/18(4)(14)		130			132
Morgan Stanley
144A 10.090%, 5/3/17(4)		280	BRL		122
4.100%, 5/22/23		100			93
Nationstar Mortgage LLC
6.500%, 8/1/18		95			96
6.500%, 7/1/21		160			154
Nordea Bank AB 144A 4.250%, 9/21/22(4)		200			198
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(8)		200			196
PKO Finance AB 144A 4.630%, 9/26/22(4)(8)		200			196
Progressive Corp. (The) 6.700%, 6/15/37(3)		225			241
Prudential Financial, Inc.
5.875%, 9/15/42(3)		305			299
5.200%, 3/15/44(3)(6)		30			27
Regions Bank 7.500%, 5/15/18		250			295
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)		250			251
Resona Bank Ltd. 144A 5.850% (3)(4)(6)(7)		160			171
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(4)		200			205
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)		155			157

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Financials—(continued)
Sberbank of Russia (Sberbank CapItal SA)
144A 6.125%, 2/7/22(4)(8)	$	200	$	209
144A 5.125%, 10/29/22(4)(8)		235		219
Schaeffler Finance BV 144A 4.750%, 5/15/21(4)		205		200
SLM Corp. 5.500%, 1/25/23		225		206
Spansion LLC 7.875%, 11/15/17		155		162
Sun Merger Sub, Inc. 144A 5.875%, 8/1/21(4)		75		76
Telecom Italia Capital SA 7.175%, 6/18/19		75		82
TMK OAO Via (TMK Capital) SA 144A 6.750%, 4/3/20(4)(8)		200		191
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(4)		215		198
UPCB Finance Ltd. Series VI 144A 6.875%, 1/15/22(4)		150		160
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(8)		205		216
Willis Group Holdings plc 5.750%, 3/15/21		165		178
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)		200		179
				13,613

Health Care—0.9%
Alere, Inc. 144A 6.500%, 6/15/20(4)		120		120
HCA, Inc. 6.500%, 2/15/20		170		185
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)		35		35
MPH Intermediate Holding Co. 2 PIK Interest Capitalization, 144A 8.375%, 8/1/18(4)(14)		75		77
Symbion, Inc. 8.000%, 6/15/16		125		133
Tenet Healthcare Corp.
144A 6.000%, 10/1/20(4)		45		46
4.500%, 4/1/21		240		226
144A 8.125%, 4/1/22(4)		160		167
Valeant Pharmaceuticals International, Inc.
Escrow Corp.
144A 6.750%, 8/15/18(4)		110		118
144A 7.500%, 7/15/21(4)		20		22
				1,129

Industrials—4.6%
AAR Corp. 144A 7.250%, 1/15/22(4)		150		157
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)		105		96
ADT Corp. (The) 144A 6.250%, 10/15/21(4)		200		203
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(4)		135		143

		PAR VALUE			VALUE

Industrials—(continued)
Air Canada 144A 6.750%, 10/1/19(4)	$	185		$	184
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(4)		79			76
America West Airlines Pass-Through-Trust 00-1, G 8.057%, 7/2/20		281			305
American Airlines Pass-Through-Trust 13-1, A 144A 4.000%, 7/15/25(4)		200			187
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(4)		165			162
Atlas Air Pass-Through-Trust 98-1, A 7.380%, 1/2/18		209			216
Automotores Gildemeister SA 144A 6.750%, 1/15/23(4)		160			126
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(4)		133			138
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(4)		200			181
Bombardier, Inc. 144A 6.125%, 1/15/23(4)		195			196
British Airways plc 144A 5.625%, 6/20/20(4)		77			79
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(4)		130			130
Carpenter Technology Corp. 4.450%, 3/1/23		160			157
Continental Airlines Pass-Through-Trust 00-1, A1 8.048%, 11/1/20		135			153
DP World Ltd. 144A 6.850%, 7/2/37(4)		100			101
Embraer SA 5.150%, 6/15/22		185			179
Hellenic Railways 5.460%, 1/30/14		165	EUR		215
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17		140			153
Nielsen Co. (The) 144A 5.500%, 10/1/21(4)		165			166
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21		258			266
Rexel SA 144A 5.250%, 6/15/20(4)		230			225
Severstal OAO (Steel Capital SA) RegS 6.250%, 7/26/16(5)(8)		250			266
Spirit Aerosystems, Inc. 6.750%, 12/15/20		170			179
TransDigm, Inc. 144A 7.500%, 7/15/21(4)		130			140
U.S. Airways Pass-Through-Trust 11-1 A 7.125%, 10/22/23		341			375
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17		247			281
07-01, A 6.636%, 7/2/22		201			209

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Industrials—(continued)
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	$	225	$	241
				5,885
Information Technology—1.2%
Ceridian Corp. 144A 11.000%, 3/15/21(4)		5		6
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22		160		157
Equinix, Inc. 4.875%, 4/1/20		70		68
First Data Corp.
11.250%, 3/31/16		301		303
144A 11.750%, 8/15/21(4)		335		325
Freescale Semiconductor, Inc. 144A 5.000%, 5/15/21(4)		130		124
NCR Corp. 4.625%, 2/15/21		160		151
QVC, Inc. 5.125%, 7/2/22		125		123
Sensata Technologies BV 144A 4.875%, 10/15/23(4)		200		187
VeriSign, Inc. 144A 4.625%, 5/1/23(4)		110		104
				1,548

Materials—2.9%
Alpek SA de C.V. 144A 5.375%, 8/8/23(4)		230		228
Calumet Specialty Products Partners LP 9.375%, 5/1/19		155		171
Cascades, Inc. 7.875%, 1/15/20		250		265
Cemex SAB de CV 144A 5.875%, 3/25/19(4)		200		192
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)		55		53
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(4)(8)		200		200
FMG Resources Property Ltd. 144A 6.000%, 4/1/17(4)		90		93
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)		240		256
Hexion U.S. Finance Corp.
8.875%, 2/1/18		95		99
6.625%, 4/15/20		85		85
Huntsman International LLC 4.875%, 11/15/20		65		62
Ineos Finance plc 144A 8.375%, 2/15/19(4)		120		133
Inversiones CMPC SA 144A 4.375%, 5/15/23(4)		200		186
Mexichem Sab de CV RegS 4.875%, 9/19/22(5)		200		194
NewMarket Corp. 4.100%, 12/15/22		169		163
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)		160		161
Reynolds Group Issuer, Inc. 8.250%, 2/15/21		190		192
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)		220		207

		PAR VALUE			VALUE

Materials—(continued)
Tronox Finance LLC 6.375%, 8/15/20	$	130		$	129
United States Steel Corp. 6.875%, 4/1/21		205			209
Vale Overseas Ltd. 4.375%, 1/11/22		200			193
Vedanta Resources plc 144A 9.500%, 7/18/18(4)		140			154
					3,625

Telecommunication Services—1.4%
America Movil SAB de CV Series 12 6.450%, 12/5/22		2,000	MXN		143
CenturyLink, Inc. Series T 5.800%, 3/15/22		150			142
Cincinnati Bell, Inc. 8.375%, 10/15/20		120			128
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)		165			175
Frontier Communications Corp. 7.125%, 1/15/23		160			161
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(4)		100			104
SBA Telecommunications, Inc. 5.750%, 7/15/20		170			170
Sprint Communications, Inc. 6.000%, 11/15/22		100			92
Sprint Corp. 144A 7.250%, 9/15/21(4)		65			66
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21		130			133
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)		155			165
Windstream Corp. 7.750%, 10/15/20		260			270
					1,749

Utilities—0.6%
AmeriGas Partners LP
6.250%, 8/20/19		160			166
7.000%, 5/20/22		125			131
Calpine Corp. 144A 7.500%, 2/15/21(4)		120			128
Electricite de France SA 144A 5.250% (3)(4)(6)(7)		200			189
NRG Energy, Inc.
7.875%, 5/15/21		25			27
6.625%, 3/15/23		130			128
					769
TOTAL CORPORATE BONDS (Identified Cost $40,443)					40,208

LOAN AGREEMENTS(3)—6.6%

Consumer Discretionary—1.5%
Advantage Sales & Marketing, Inc. Second Lien, 8.250%, 6/17/18		107			109
Affinity Gaming LLC (Herbst Gaming LLC). 5.500%, 11/9/17		114			116

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE			VALUE

Consumer Discretionary—(continued)
BJ’s Wholesale Club, Inc. Second Lien, 9.750%, 3/26/20	$	32		$	33
Caesars Entertainment Operating Co., Inc.
(Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16		58			58
Tranche B-6, 5.429%, 1/28/18		140			127
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20		42			43
Clear Channel Communications, Inc.
Tranche B, 3.829%, 1/29/16		137			129
Tranche D, 6.929%, 1/30/19		40			37
Cumulus Media Holdings, Inc. Second Lien, 7.500%, 9/16/19		155			158
EB Sports Corp. 11.500%, 12/31/15		100			100
Fram Group Holdings, Inc. (Prestone Holdings, Inc.) Second Lien, 10.500%, 1/29/18		130			126
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16		144	CAD		140
Granite Broadcasting Corp. Tranche B First Lien 6.750%, 5/23/18		167			169
Landry’s, Inc. (Landry’s Restaurant, Inc.) Tranche B, 4.750%, 4/24/18		215			217
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18		162			165
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19		105			105
Transtar Holding Co. Second Lien, 9.750%, 10/9/19		63			64
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20		66			68
					1,964

Consumer Staples—0.2%
AdvancePierre Foods, Inc.
First Lien, 5.750%, 7/10/17		18			18
Second Lien, 9.500%, 10/10/17		105			107
Hostess Brands Acquisition LLC Tranche B, 6.750%, 4/9/20		114			117
					242

Energy—0.5%
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche 1, 6.250%, 10/23/18		18			18
Fieldwood Energy LLC 0.000%, 9/30/20(9)		104			104

		PAR VALUE		VALUE

Energy—(continued)
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	$	169	$	167
NGPL Pipeco LLC 6.750%, 9/15/17		94		84
Samson Investment Co. Second Lien, 6.000%, 9/25/18		118		118
SES International Holdings Ltd. (Saxon) 5.500%, 2/15/19		132		133
				624

Financials—0.4%
Altisource Portfolio Solutions S.A.R.L Tranche B, 5.750%, 11/27/19		77		77
Capital Automotive LP Second Lien, 6.000%, 4/30/20		15		15
iPayment, Inc . 6.750%, 5/8/17		94		91
iStar Financial, Inc. 4.500%, 10/15/17		134		134
Nuveen Investments, Inc. Tranche B, Second Lien 6.500%, 2/28/19		160		160
				477

Health Care—0.5%
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20		135		133
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18		54		54
Second Lien, 11.000%, 1/2/19		45		46
INC Research, LLC 6.000%, 7/12/18		48		49
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16		126		122
MMM Holdings, Inc. 9.750%, 12/12/17		50		50
MSO of Puerto Rico, Inc. 9.750%, 12/12/17		36		37
Rural/Metro Operating Co. LLC First Lien, 5.750%, 6/30/18		104		99
Surgery Center Holdings, Inc. First Lien 6.000%, 4/11/19		45		45
				635

Industrials—1.1%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19		15		15
American Airlines, Inc. Tranche B, 4.750%, 6/27/19		150		149
AWAS Finance Luxemborg SA Tranche 2012, 3.500%, 7/16/18		45		45

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Industrials—(continued)
Brand Energy & Infrastructure Services, Inc.
Tranche B-1, First Lien, 6.250%, 10/23/18	$	76	$	76
Second Lien, 11.000%, 10/23/19		65		67
Ceridian Corp. Tranche 2013, 4.429%, 8/14/15		194		194
CHG Buyer Corp. Second Lien, 9.000%, 11/19/20		39		40
Commercial Barge Line Co. First Lien 7.500%, 9/22/19		134		131
DynCorp International, Inc. 6.500%, 7/7/16		88		89
Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20		160		161
Husky Injection Molding 4.250%, 7/2/18		83		83
International Equipment Solutions (IES Global B.V.) 6.750%, 8/16/19		99		98
McJunkin Red Man Corp. 7.000%, 11/8/19		113		114
Navistar, Inc. Tranche B, 5.750%, 8/17/17		90		92
SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19		59		59
				1,413

Information Technology—1.8%
Alcatel-Lucent U.S.A., Inc. 5.750%, 1/30/19		126		127
Allflex Holdings III, Inc. Second Lien, 8.000%, 7/19/21		89		90
Avaya, Inc. Tranche B-3, 4.762%, 10/26/17		249		224
Blue Coat Systems, Inc.
4.500%, 5/31/19		149		149
Second Lien 9.500%, 6/28/20		146		147
Deltek, Inc.
First Lien, 5.000%, 10/10/18		129		130
Second Lien, 10.000%, 10/10/19		96		97
First Data Corp. Tranche 2017, 4.180%, 3/24/17		208		206
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17		168		165
Kronos, Inc. Second Lien, 9.750%, 4/30/20		100		104
Novell, Inc. (Attachmate Corp.) First Lien, 7.500%, 11/22/17		99		99
Oberthur Technologies Finance SAS Tranche B-3, 6.250%, 11/30/18		153		154
RP Crown Parent LLC First Lien 6.750%, 12/21/18		101		102
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 7.000%, 12/7/18		59		60

		PAR VALUE			VALUE

Information Technology—(continued)
Sorenson Communications, Inc. 9.500%, 10/31/14	$	104		$	106
Spansion LLC 5.250%, 12/13/18		51			51
SRA International, Inc. 6.500%, 7/20/18		129			128
Wall Street Systems Holdings, Inc.
First Lien, 5.750%, 10/25/19		65			65
Second Lien, 9.250%, 10/25/20		68			69
					2,273

Materials—0.3%
AZ Chem US, Inc. 6.000%, 12/22/17		118			119
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 2006, 5.250%, 10/18/17		60			61
Houghton International, Inc. Holding Corp. (HII Holding Corp.) Second Lien, 9.500%, 12/21/20		95			96
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19		172			162
Tronox Pigments B.V. 4.500%, 3/19/20		35			35
					473

Telecommunication Services—0.2%
Hawaiian Telcom Communications, Inc. 5.000%, 6/6/19		99			100
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19		90			90
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) Second Lien 9.000%, 4/30/21		70			69
					259

Utilities—0.1%
Texas Compeptitive Electric Holdings Co. LLC 2017 Extended, 4.724%, 10/10/17		125			85

TOTAL LOAN AGREEMENTS (Identified Cost $8,404)					8,445

		SHARES			VALUE

PREFERRED STOCK—1.1%

Financials—1.1%
Bank of America Corp. Series U, 5.20%(3)		95,000	(10)		84
Citigroup Capital XVII Series E 6.350%		7,460			185
Citigroup, Inc. Series D 5.350%(3)		175,000	(10)		153
Fifth Third Bancorp 5.10%(3)		40,000	(10)		35

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

Financials—(continued)
General Electric Capital Corp.
Series C 5.25%	100,000	(10)	$93
Series B 6.25%	100,000	(10)	101
JPMorgan Chase & Co., Series Q, 5.15%(3)	200,000	(10)	176
PNC Financial Services Group, Inc. (The) Series R, 4.85%(3)	140,000	(10)	120
U.S. Bancorp Series G 6.00%(3)	4,400		118
Wells Fargo & Co. Series K, 7.98%(3)	140,000	(10)	154
Zions Bancorp, 6.95%	7,760		198

TOTAL PREFERRED STOCK
(Identified Cost $1,499)			1,417

COMMON STOCKS—86.6%

Consumer Discretionary—2.1%
Eutelsat Communications SA	41,316		1,306
SES SA	49,144		1,406
			2,712

Energy—20.8%
Enbridge, Inc.	150,196		6,269
Keyera Corp.	21,750		1,236
Kinder Morgan, Inc.	114,216		4,063
Koninklijke Vopak N.V.	23,058		1,321
Spectra Energy Corp.	113,590		3,888
TransCanada Corp.	91,008		3,999
Williams Cos., Inc. (The)	155,264		5,646
			26,422

Financials—1.8%
American Tower Corp.	31,440		2,331

Industrials—13.3%
Abertis Infraestructuras S.A.	115,407		2,243
Atlantia SpA	116,954		2,378
Auckland International Airport Ltd.	502,010		1,382
Ferrovial SA	86,999		1,564
Flughafen Zuerich AG	2,859		1,507
Fraport AG Frankfurt Airport Services Worldwide	24,339		1,708
Sydney Airport	412,590		1,513
Transurban Group	490,006		3,109
Vinci SA	25,807		1,500
			16,904

Telecommunication Services—20.5%
AT&T, Inc.	143,190		4,843
BCE, Inc.	22,587		964

	SHARES	VALUE

Telecommunication Services—(continued)
BT Group plc	310,937	$1,723
Crown Castle International Corp.(2)	43,555	3,181
Nippon Telegraph & Telephone Corp. ADR	39,205	1,022
Singapore Telecommunications Ltd.	644,000	1,915
TDC A/S	182,260	1,542
TELUS Corp.	45,072	1,494
Verizon Communications, Inc.	53,933	2,516
Vodafone Group plc Sponsored ADR	170,995	6,016
Windstream Corp.	111,147	889
		26,105

Utilities—28.1%
Allette, Inc.	23,540	1,137
Ameren Corp.	33,100	1,153
APA Group	190,600	1,062
CenterPoint Energy, Inc.	58,870	1,411
Centrica plc	252,545	1,512
CMS Energy Corp.	55,180	1,452
Dominion Resources, Inc.	30,923	1,932
DTE Energy Co.	16,105	1,063
National Grid plc	282,534	3,341
NextEra Energy, Inc.	32,780	2,628
NiSource, Inc.	50,935	1,573
Northeast Utilities	25,460	1,050
ONEOK, Inc.	24,380	1,300
Pinnacle West Capital Corp.	23,340	1,278
Public Service Enterprise Group, Inc.	40,220	1,324
Questar Corp.	41,310	929
Scottish & Southern Energy plc	67,430	1,609
Sempra Energy	28,435	2,434
SevernTrent plc	45,112	1,288
Snam Rete Gas SpA	309,740	1,569
Terna Rete Elettrica Nazionale SpA	239,235	1,080
United Utilities Group plc	90,838	1,016
UNS Energy Corp.	23,300	1,086
Wisconsin Energy Corp.	38,838	1,568
		35,795

TOTAL COMMON STOCKS (Identified Cost $94,245)		110,269

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

RIGHTS—0.1%

Abertis Infraestructuras SA, expiration date 10/9/13, strike price $0.7235(2)	115,407	$	112
TOTAL RIGHTS (Identified Cost $0)			112
TOTAL LONG TERM INVESTMENTS—136.9% (Identified cost $158,746)			174,385	(12)

	SHARES		VALUE

SHORT-TERM INVESTMENTS—2.0%

Money Market Mutual Funds—2.0%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	2,604,832		2,605
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,605)			2,605

TOTAL INVESTMENTS—138.9% (Identified Cost $161,351)			176,990(1)

Other assets and liabilities, net—(38.9)%			(49,595)

NET ASSETS—100.0%		$	127,395

Abbreviations:

ADR	American Depositary Receipt
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2013.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $24,375 or 19.1% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date
(8)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(9)	This loan will settle after September 30, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value (not reported in thousands).
(11)	Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(12)	All Fund’s assets have been segregrated as collateral for the line of credit.
(13)	69.7% of the income received was in cash and 30.3% in PIK.
(14)	100% of the income received was in cash.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

Country Weightings †
United States	52%
United Kingdom	10
Canada	9
Australia	4
Italy	3
Luxembourg	2
Spain	2
Other	18

Total	100%

† % of total investments as of September 30, 2013

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

		Total Value at September 30, 2013		Level 1 Quoted Prices		Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$	2,158	$	—	$	2,158
Corporate Bonds		40,208		—		40,208
Foreign Government Securities		5,869		—		5,869
Loan Agreements		8,445		—		8,445
Mortgage-Backed Securities		5,907		—		5,907
Equity Securities:
Preferred Stock		1,417		317		1,100
Common Stocks		110,269		110,269		—
Rights		112		112		—
Short-Term Investments		2,605		2,605		—
Total Investments	$	176,990	$	113,303	$	63,687

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the series with an end of period value of $185 were transferred from level 2 into level 1 since starting to use an exchange price

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (“Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of the treasurer, assistant treasurer, and two other appropriate investment professionals of the Virtus Product Management team who previously have been identified to the Board. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 – quoted prices in active markets for identical securities.

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non – U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non – U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non – U.S. markets. In such cases the Fund fair values non – U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non – U.S. security to the intraday trading the U.S. markets for investments such as ADRS, financial futures, ETFs and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited) (Continued)

Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (“OTC”) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At September 30, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Net
Federal	Unrealized	Unrealized	Appreciation
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$ 161,351	$ 18,181	$ (2,542)	$ 15,639

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited) (Continued)

NOTE 3— SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedule of Investments was available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Total Return Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/27/2013

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	11/27/2013

* Print the name and title of each signing officer under his or her signature.